Themes Airlines ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Industrial Services - 99.4%(a)
Air Canada (b)	1,594	$20,856
Air France-KLM (b)	1,092	9,623
Air Transport Services Group, Inc. (b)	470	6,519
Alaska Air Group, Inc. (b)	560	22,624
Allegiant Travel Co.	148	7,434
American Airlines Group, Inc. (b)	1,686	19,102
ANA Holdings, Inc. (b)	1,200	22,148
Cathay Pacific Airways Ltd.	5,663	5,794
Copa Holdings SA - Class A	230	21,891
Delta Air Lines, Inc.	508	24,100
Deutsche Lufthansa AG	2,961	18,107
easyJet PLC	3,222	18,642
El Al Israel Airlines (b)	1,964	2,163
Exchange Income Corp.	414	13,685
Frontier Group Holdings, Inc. (b)	409	2,016
Hawaiian Holdings, Inc. (b)	473	5,879
International Consolidated Airlines Group SA	10,399	21,328
Japan Airlines Co. Ltd.	1,200	18,934
JetBlue Airways Corp. (b)	3,191	19,433
Mainfreight Ltd.	554	22,821
Norwegian Air Shuttle ASA (b)	6,442	7,590
Qantas Airways Ltd. (b)	6,460	25,210
Ryanair Holdings PLC - ADR	161	18,747
Singapore Airlines Ltd.	4,878	24,822
SkyWest, Inc. (b)	342	28,068
Southwest Airlines Co.	774	22,144
Spirit Airlines, Inc.	1,020	3,733
Sun Country Airlines Holdings, Inc. (b)	333	4,183
United Airlines Holdings, Inc. (b)	542	26,374
Wizz Air Holdings PLC (b)(c)	724	20,464
		484,434
TOTAL COMMON STOCKS (Cost $503,896)		484,434

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (d)	584	584
TOTAL SHORT-TERM INVESTMENTS (Cost $584)		584

TOTAL INVESTMENTS - 99.5% (Cost $504,480)		485,018
Other Assets in Excess of Liabilities - 0.5%		2,678
TOTAL NET ASSETS - 100.0%		$487,696

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $20,464 or 4.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes Airlines ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$484,434	$–	$–	$484,434
Money Market Funds	584	–	–	584
Total Investments	$485,018	$–	$–	$485,018

Refer to the Schedule of Investments for additional information.